Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000240471 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(25.50%)
C000240471 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240471 | Exchange - Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	123.20%
C000247858 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000247858 | Exchange - Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	118.00%
C000247858 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247859 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(30.20%)
C000247859 | Exchange - Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	126.10%
C000247859 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249202 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000249202 | Exchange - Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000249202 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%